BUSINESS ACQUISITION (Details) - USD ($) $ in Thousands		8 Months Ended
	May 12, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
BUSINESS ACQUISITION
Goodwill			$ 428	$ 401
Tangning Garden
BUSINESS ACQUISITION
Percentage of equity interest	100.00%
Total cash consideration	$ 1,031
Leasehold improvement	601
Goodwill	430
Total	$ 1,031
Net revenue		$ 289
Pre-tax net loss		$ 131